GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Sep. 30, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 16 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the fiscal years ended September 30, 2023 and 2022 consisted of following:

	2023	2022
Bad debt charges (recovery)	$—	(1,876,529)
Employee compensation and benefits	3,390,733	4,024,284
Consulting expenses	684,691	1,612,980
Amortization expenses	298,431	830,481
Depreciation expenses	229,018	149,156
Entertainment expenses	173,096	98,454
Sales tax	168,962	54,789
Other expenses	199,409	527,960
Total	$5,144,340	5,421,575